UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
 preparing Form.
 Please print or type.

  1. Name and address of issuer:


MORGAN STANLEY DEAN WITTER INFORMATION FUND


  2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):






  3. Investment Company Act File Number:



          Securities Act File Number:


 4(a)     Last day of fiscal year for
which this Form is filed:

              March 31, 2001



 4(b)Check box if this Form is being
filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)



     Note: If the Form is being filed
 late,
interest must be paid on the
registration fee due.


 4(c)Check box if this is the last
time the issuer will be filing this Form.








  5. Calculation of registration fee:

 (i)  Aggregate sale price of securities
sold during the fiscal year pursuant to
section 24(f):
 $1,772,776,821.48

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: 1,016,013,235.37

(iii) Aggregate price of securities
redeemed or repurchased during
any prior fiscal year
ending no earlier than
 October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:
$ 0.00

(iv) Total available redemption credits
[add Items 5(ii) and 5(iii):
 $(1,016,013,235.37)

(v)  Net sales if Item 5(i) is greater
 than Item 5(iv)[subtract Item 5(iv)
 from Item 5(i)]:$756,763,586.11
(vi)  Redemption credits available for
use in future year:  0.00
if Item 5(i) is less than 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

(vii) Multiplier for determining
registration fee (See x0.00025
Instruction C.9):

(viii) Registration fee due
 [multiply Item 5(v) by Item
 =    189,190.90
5(vii)] (enter "0" if no fee is due):

6. Prepaid Shares:

If the response to item 5(i)
 was determined by deducting
 an amount of securities that
were registered under the
Securities Act of 1933 pursuant
to rule 24e-2 as in effect before
 [effective date of rescisison of
rule 24e-2], then report the amount
 of securities (number of shares
 or other units) deducted here:_______.
If there is a number
of shares or other units
 that were registered pursuant
to rule 24e-2 remaining unsold
 at the end of the fiscal year
for which this form is filed that
are available for use by the issuer
in future fiscal years, then
 state that number here:_______.

7.Interest due - if this Form is
being filed more than 90 days after
the end of the issuer's fiscal year
(see Instruction D):+ 0.00


8.Total of the amount of the
registration fee due plus any
interest due [line 5(viii) plus line 7]:
=    189,190.90


9.Date the registration fee and
any interest payment was sent
to the Commission's lockbox depository:


Method of Delivery:

Wire Transfer

Mail or other means



SIGNATURES


This report has been signed below
 by the following persons on behalf
 of the issuer and in the capacities
 and on the dates indicated.


By (Signature and Title)*



Date

Please print the name and title of the
 signing officer below the signature.